UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22547

                             Bennett Group Master Funds

(Exact name of registrant as specified in charter)

1400 K Street, N.W., Suite 501

                                         Washington, DC 20005

(Address of principal executive offices) (Zip code)

Dawn J. Bennett

1400 K Street, N.W., Suite 501

                            Washington, DC 20005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866)-286-2268

Date of fiscal year end: January 31

Date of reporting period: June 1, 2011 – June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JUNE 1, 2011 TO JUNE 30, 2011

Item 1. Proxy Voting Record

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Bennett Group Master Funds

By (Signature and Title)*	/s/ Dawn J. Bennett
Dawn J. Bennett, President
(Principal Executive Officer)

Date	8/15/11

    *Print the name and title of each signing officer under his or her signature.